Trade Receivables -Summary of Carrying Amount of Trade Receivables that have been Transferred but have not been Derecognized and the Associated Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Abstract]
Carrying amount of trade receivables transferred	€ 29,778	€ 24,855
Carrying amount of associated liabilities	(26,341)	(22,246)
Total, net	€ 3,437	€ 2,609